UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Josh Deringer, Esq.

Drinker Biddle

One Logan Square, Ste 2000

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

		Schedule of Investments December 31, 2011 (Unaudited)

Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Consumer Services
205,000	Zipcar, Inc. *	2,751,100
Educational Services
52,275	Capella Education Co. *	1,884,514
279,600	Healthstream, Inc. *	5,158,620
8,625	Strayer Education, Inc.	838,264
Educational Services Total		7,881,398
Retail
85,000	Hibbett Sports, Inc. *	3,840,300
110,000	Stamps.com, Inc. *	2,874,300
Retail Total		6,714,600
Textile Apparel & Shoes
208,700	Iconix Brand Group, Inc. *	3,399,723

Consumer Discretionary Sector Total		20,746,821	11.21%

Energy
Oil: Crude Producers
64,000	Contango Oil & Gas, Inc. *	3,723,520
Oil Well Equipment & Services
30,450	Carbo Ceramics, Inc.	3,755,399
22,650	Core Laboratories NV	2,580,967
Oil Well Equipment & Services Industry Total		6,336,366

Energy Sector Total		10,059,886	5.43%

Financial Services
Asset Management & Custodian
125,225	Westwood Holdings Group, Inc.	4,576,974
Financial Data & Systems
175,000	Advent Software, Inc. *	4,263,000
20,775	Factset Research Systems, Inc.	1,813,242
65,200	Morningstar, Inc.	3,876,140
Financial Information Services Total		9,952,382

Financial Services Sector Total		14,529,356	7.85%

Healthcare
Healthcare Services
99,925	Quality Systems, Inc.	3,696,226
Medical Equipment
160,000	Abaxis, Inc. *	4,427,200
Medical and Dental Instruments and Supplies
190,000	Align Technology, Inc. *	4,507,750
51,075	Integra Lifesciences Holdings Co. *	1,574,642
210,000	Meridian Bioscience, Inc.	3,956,400
62,795	National Research Corp.	2,437,074
98,550	Neogen Corp. *	3,019,572
32,725	TECHNE Corp.	2,233,809
Medical and Dental Instruments and Supplies Total		17,729,247
Pharmaceuticals & Biotech
410,000	Accelrys, Inc. *	2,755,200

Healthcare Sector Total		28,607,873	15.45%

Materials & Processing
Building Materials
177,000	Simpson Manufacturing Co., Inc.	5,957,820
Chemicals & Allied Products
120,000	Balchem Corp. Class-B	4,864,800

Materials & Processing Sector Total		10,822,620	5.85%

Producer Durables
Aerospace
73,050	AeroVironment, Inc. *	2,298,883
Commercial Services
82,000	Advisory Board Co. *	6,085,220
135,000	Costar Group, Inc. *	9,008,550
251,000	Innerworkings, Inc. *	2,336,810
103,625	Ritchie Bros. Auctioneers, Inc.	2,288,040
178,376	Rollins, Inc.	3,963,515
146,100	Tetra Tech, Inc. *	3,154,299
Commercial Services Total		26,836,434
Diversified Manufacturing Operations
109,550	Raven Industries, Inc.	6,781,145
Scientific Instruments: Control & Filter
260,000	Sun Hydraulics Corp.	6,091,800

Producer Durables Sector Total		42,008,262	22.69%

Technology
Computer Services Software & Systems
307,825	NIC, Inc.	4,097,151
75,650	Pegasystems, Inc.	2,224,110
182,600	Pro Holdings, Inc. *	2,717,088
182,600	Tyler Technologies, Inc. *	5,498,086
Computer Services Software & Systems Total		14,536,435
Electronic Components
71,800	Hittite Microwave Corp. *	3,545,484
99,125	NVE Corp. *	5,504,411
Electronic Components Total		9,049,895
Electronics
104,350	Acacia Research Corp. *	3,809,818
95,750	II-VI, Inc. *	1,757,970
Electronics Total		5,567,788
Information Technology
125,000	ACI Worldwide *	3,580,000
140,875	Blackbaud, Inc.	3,902,237
271,325	Bottomline Technologies, Inc. *	6,286,600
137,625	Comscore, Inc. *	2,917,650
135,675	Sourcefire, Inc. *	4,393,156
Information Technology Total		21,079,643
Specialized Printing and Phototyping
140,875	Stratasys, Inc. *	4,284,009

Technology Sector Total		54,517,770	29.44%

TOTAL COMMON STOCKS
	(Cost $146,600,000)	181,292,588	97.92%

SHORT-TERM INVESTMENTS
7,537,004	UMB Bank Money Market Fiduciary (Cost $7,537,004) 0.01% **	7,537,004	4.07%

TOTAL INVESTMENTS
	(Cost $154,137,004)	188,829,592	101.99%

	Other Assets Less Liabilities	(3,677,939)	-1.99%

	TOTAL NET ASSETS	$185,151,653	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS
At December 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $154,137,004 amounted to $34,692,588 which consisted of aggregate gross unrealized appreciation of
$40,529,695 and aggregate gross unrealized depreciation of $5,837,107.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2011 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$181,292,588	$0	$0	$181,292,588
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$7,537,004	$0	$0	$7,537,004
Total	$188,829,592	$0	$0	$188,829,592

INSTITUTIONAL ADVISORS LARGECAP FUND

		Schedule of Investments December 31, 2011 (Unaudited)

Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Hotel Restaurants & Leisure
38,422	Darden Restaurants, Inc.	1,751,275
Media
46,277	McGraw-Hill Co., Inc.	2,081,077
Specialty Retail
27,028	The Tjx Co., Inc.	1,744,657
Textiles, Apparel & Luxury Goods
11,463	VF Corp.	1,455,686

	Consumer Discretionary Sector Total	7,032,695	13.13%

Consumer Staples
Beverages
17,371	Pepsico, Inc.	1,152,566
Food Products
29,462	General Mills, Inc.	1,190,559
47,528	McCormick & Co.	2,396,362
Food Products Total		3,586,921
Food & Staples Retailing
58,713	Walgreen Co.	1,941,052
Household Products
13,270	Colgate Palmolive Co.	1,226,015

	Consumer Staples Sector Total	7,906,554	14.77%

Energy
Energy Equipment & Services
11,742	Diamond Offshore Drilling, Inc.	648,863
Oil, Gas & Consumable Fuels
21,606	Chevron Corp.	2,298,878
22,996	Exxon Mobil Corp.	1,949,141
Oil, Gas & Consumable Fuels Total		4,248,019

	Energy Sector Total	4,896,882	9.14%

Financials
Capital Markets
54,409	Federated Investors, Inc.	824,296
Consumer Finance
52,398	Discover Financial Services	1,257,552
Insurance
46,137	Progressive Corp.	900,133

	Financials Sector Total	2,981,981	5.57%

Health Care
Biotechnology
32,102	Amgen, Inc. *	2,061,269
Health Care Equipment & Supplies
19,664	Baxter International, Inc.	972,975
Health Care Providers & Services
10,630	Laboratory Corp of America Holdings *	913,861
18,206	McKesson Corp.	1,418,429
Health Care Providers & Services Total		2,332,290
Pharmaceuticals
33,770	Johnson & Johnson	2,214,637
57,526	Pfizer, Inc.	1,244,863
Pharmaceuticals Total		3,459,500

	Health Care Sector Total	8,826,034	16.48%

Industrials
Aerospace & Defense
25,013	United Technologies Corp.	1,828,200
Air Freight & Logistics
16,885	C.H. Robinson Worldwide, Inc.	1,178,235
Industrial Conglomerates
23,414	Danaher Corp.	1,101,395

	Industrials Sector Total	4,107,830	7.67%

Information Technology
Communications Equipment
22,024	Qualcomm, Inc	1,204,713
Computers & Peripherals
5,555	Apple, Inc. *	2,249,775
35,717	Hewlett-Packard Co.	920,070
Computers & Peripherals Total		3,169,845
IT Services
11,046	International Business Machines, Inc.	2,031,138
Semiconductors & Semiconductor
44,678	Altera Corp.	1,657,554
Software
76,629	Microsoft Corp.	1,989,289
60,173	Oracle Corp.	1,543,437
Software Total		3,532,726

	Information Technology Sector Total	11,595,976	21.66%

Materials
Containers & Packaging
43,363	Ball Corp.	1,548,493

	Materials Sector Total	1,548,493	2.89%

Telecommunications
Diversified Telecommunication
66,574	AT&T, Inc.	2,013,199

	Telecommunications Sector Total	2,013,199	3.76%

Utilities
Multi-Utilities
49,891	Wisconsin Energy Corp.	1,744,189

	Utilities Sector Total	1,744,189	3.26%

TOTAL COMMON STOCKS
	(Cost $47,946,944)	52,653,833	98.33%

SHORT-TERM INVESTMENTS
52,252	UMB Bank Money Market Fiduciary 0.03% (Cost $52,252) **	52,252	0.10%

TOTAL INVESTMENTS
	(Cost $47,999,196)	52,706,085	98.43%

	Other Assets Less Liabilities	841,651	1.57%

	TOTAL NET ASSETS	53,547,736	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS

At December 31, 2011 the net unrealized appreciation on investments was $4,706,889, which consisted of aggregate gross unrealized appreciation of $7,504,297 and aggregate gross unrealized depreciation of $2,797,408.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2011 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$52,653,833	$0	$0	$52,653,833
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$52,252	$0	$0	$52,252
Total	$52,706,085	$0	$0	$52,706,085

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date February 21, 2012

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date February 21, 2012

* Print the name and title of each signing officer under his or her signature.